CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 145	$ 459
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	349	360
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	195	196
Loss from disposal of assets	3	1
Undistributed income of unconsolidated subsidiaries	16	4
Other non-cash items	97	88
Changes in operating assets and liabilities:
Provisions	(42)	193
Deferred income taxes	42	(38)
Trade and financing receivables related to sales, net	94	(1,317)
Inventories, net	(694)	(1,380)
Trade payables	301	(271)
Other assets and liabilities	(90)	126
Net cash provided by (used in) operating activities	416	(1,579)
Investing activities:
Additions to retail receivables	(2,100)	(3,034)
Collections of retail receivables	2,514	3,236
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	10
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	360	268
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(224)	(354)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(856)	(773)
Other	413	292
Net cash provided by (used in) investing activities	109	(355)
Financing activities:
Proceeds from long-term debt	3,230	9,904
Payments of long-term debt	(4,391)	(8,358)
Net increase (decrease) in other financial liabilities	339	(220)
Dividends paid	(294)	(379)
Other	17	6
Net cash (used in) provided by financing activities	(1,099)	953
Effect of foreign exchange rate changes on cash and cash equivalents	(354)	29
Decrease in cash and cash equivalents	(928)	(952)
Cash and cash equivalents, beginning of year	5,163	5,567
Cash and cash equivalents, end of period	$ 4,235	$ 4,615